UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10113
                                                     ---------

                       UBS Juniper Crossover Fund, L.L.C.
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2008

                    INVESTMENTS IN SECURITIES (63.48%)
                    ----------------------------------
   PAR                                                                                                FAIR VALUE
---------                                                                                            ------------
                    CORPORATE BONDS (0.30%)
                    -----------------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (0.30%)
$ 157,860           Sapphire Therapeutics Bridge Promissory Note, 8.00%, 09/01/09 (a)                 $   157,860
                                                                                                      -----------
                    TOTAL CORPORATE BONDS (Cost $157,860)                                                 157,860
                                                                                                      -----------
 SHARES
---------
                    COMMON STOCK (20.55%)
                    ---------------------
                    DISPOSABLE MEDICAL EQUIPMENT (5.62%)
  174,140           Volcano Corp. *                                                                     3,010,881
                                                                                                      -----------
                    MEDICAL - BIOMEDICAL/GENETICS (8.20%)
  577,021           Aryx Therapeutics, Inc. *                                                           3,531,369
   94,827           Aryx Therapeutics, Inc. *                                                             580,341
   91,000           BioCryst Pharmaceuticals, Inc. *                                                      286,650
                                                                                                      -----------
                                                                                                        4,398,360
                                                                                                      -----------
                    MEDICAL - DRUGS (0.94%)
  149,995           Biodel, Inc. *                                                                        502,483
                                                                                                      -----------
                    PATIENT MONITORING EQUIPMENT (3.37%)
  129,785             Insulet Corp. *                                                                   1,806,607
                                                                                                      -----------
                    THERAPEUTICS (2.42%)
  193,188           AVANIR Pharmaceuticals-Cl. A *                                                        112,030
  149,200           Vivus, Inc. *                                                                       1,184,648
                                                                                                      -----------
                                                                                                        1,296,678
                                                                                                      -----------
                    TOTAL COMMON STOCK (Cost $11,552,601)                                              11,015,009
                                                                                                      -----------
                    PREFERRED STOCKS (42.63%)
                    -------------------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (35.93%)
  558,964           Acceleron Pharmaceuticals, Inc., Series B *,(a)                                     1,525,972
   86,977           Acceleron Pharmaceuticals, Inc., Series C Pfd *,(a)                                   237,447
  154,919           Cerimon Pharmaceuticals, Inc. *,(a)                                                   413,634
  154,919           Cerimon Pharmaceuticals, Inc., Series A Pfd *,(a)                                     413,634
1,574,345           ChemoCentryx, Series B *,(a)                                                        8,690,384
  242,674           ChemoCentryx, Series C *,(a)                                                        1,339,560
  476,436           Emphasys Medical, Inc., Series D *,(a)                                              1,029,102
   68,939           Emphasys Medical, Inc., Series E *,(a)                                                148,908
2,418,602           Innovative Spinal Technologies, Inc. *,(a)                                            254,463
1,209,301           Innovative Spinal Technologies, Inc., Series C (a)                                    127,231
1,050,365           Innovative Spinal Technologies, Inc., Series B-1 *,(a)                                110,510
  967,142           Innovative Spinal Technologies, Inc., Series B-2 *,(a)                                101,754
2,947,250           Innovative Spinal Technologies, Inc., Series C First Tranche *,(a)                    310,082
  265,150           Sapphire Therapeutics, Inc. *,(a)                                                     461,698
    1,300           superDimension, Ltd., Series B *,(a)                                                  943,384
   13,016           superDimension, Ltd., Series C1 *,(a)                                                 278,933
  134,026           superDimension, Ltd., Series C2 *,(a)                                               2,872,177
                                                                                                      -----------
                                                                                                       19,258,873
                                                                                                      -----------

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2008

 SHARES                                                                                               FAIR VALUE
---------                                                                                            ------------
                    PREFERRED STOCKS (CONTINUED)
                    ----------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (3.56%)
  316,091           Macrogenics, Inc., Series A-1 & A-2 *,(a)                                         $   206,123
  982,489           Macrogenics, Inc., Series B *,(a)                                                     640,681
1,504,459           Macrogenics, Inc., Series C *,(a)                                                     981,058
  121,182           Macrogenics, Inc., Series D-2 Convertible Pfd *,(a)                                    79,023
  369,549           Molecular Staging, Inc., Series D *,(a)                                                    --
                                                                                                      -----------
                                                                                                        1,906,885
                                                                                                      -----------
                    MEDICAL PRODUCTS (0.00%)
  395,114           Amphora Discovery Corp., Series A *,(a)                                                    --
                                                                                                      -----------
                    RESEARCH PRODUCT/TECHNOLOGY PLATFORM (3.14%)
  376,770           Amnis Corp., Series C-1 *,(a)                                                         114,542
2,438,743           Amnis Corp., Series C-2 *,(a)                                                         741,405
  827,267           Supernus Pharmaceuticals, Inc. *,(a)                                                  827,267
                                                                                                      -----------
                                                                                                        1,683,214
                                                                                                      -----------
                    TOTAL PREFERRED STOCKS (Cost $16,473,978)                                          22,848,972
                                                                                                      -----------
                    WARRANTS (0.00%)
                    ----------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (0.00%)
  101,804           Innovative Spinal Technologies, Inc., $0.5323, 1/4/2014 *                                  --
   91,624           Innovative Spinal Technologies, Inc., $0.5323, 1/4/2014 *                                  --
  798,139           Innovative Spinal Technologies, Inc., Series C, 05/30/13 *                                 --
  119,208           Sapphire Warrant *                                                                         --
                                                                                                      -----------
                                                                                                               --
                                                                                                      -----------
                    TOTAL WARRANTS (Cost $--)                                                                  --
                                                                                                      -----------
                    INVESTMENTS IN SECURITIES (Cost $28,184,439)                                       34,021,841
                                                                                                      -----------
TOTAL INVESTMENTS IN SECURITIES -- 63.48%                                                              34,021,841
                                                                                                      -----------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 36.52%                                                  19,576,082
                                                                                                      -----------
TOTAL NET ASSETS -- 100.00%                                                                           $53,597,923
                                                                                                      ===========

*    Non income-producing security.
(a) Private equity investment valued at fair value. The fair value of investments amounted to $23,006,832 which represented 42.92% of the net assets at September 30, 2008.

(UNAUDITED)
The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets at fair value:


--------------------------------------------------------------------------------
                                                        INVESTMENTS IN
VALUATION INPUTS                                          SECURITIES
--------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                   $ 11,015,009
--------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             $          -
--------------------------------------------------------------------------------
LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS           $ 23,006,832
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                         $          -
--------------------------------------------------------------------------------
   TOTAL                                                  $ 34,021,841
--------------------------------------------------------------------------------


Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

--------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2007                           $ 20,760,219
--------------------------------------------------------------------------------
   ACCRUED DISCOUNTS/PREMIUMS                             $          -
--------------------------------------------------------------------------------
   REALIZED GAIN/LOSS                                     $  4,661,893
--------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)       $  2,299,826
--------------------------------------------------------------------------------
   NET PURCHASES (SALES)                                  $ (4,715,106)
--------------------------------------------------------------------------------
   TRANSFERS IN AND/OR OUT OF LEVEL 3
--------------------------------------------------------------------------------
BALANCE AS OF SEPTEMBER 30, 2008                          $ 23,006,832
--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Juniper Crossover Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                          ------------------------------------------------------
                           Craig Goos, Principal Executive Officer

Date    November 21, 2008
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                          ------------------------------------------------------
                           Craig Goos, Principal Executive Officer

Date    November 21, 2008
     ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ Robert Aufenanger
                          ------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date    November 21, 2008
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.